Victory Ohio Municipal Bond Fund
Victory Ohio Municipal Bond Fund
Investment Objective
The Fund seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees		Victory Ohio Municipal Bond Fund Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	[1]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Investing in Class A Shares' beginning on page 15 of the Fund's Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Victory Ohio Municipal Bond Fund Class A
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.04%

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Ohio Municipal Bond Fund Class A	304	524	763	1,446

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates.

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds issued by or on behalf of the State of Ohio or its municipalities, or other jurisdictions such as Puerto Rico, the interest on which is exempt from federal and Ohio state income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

In making investment decisions, the Sub-Adviser looks for securities that provide interest income exempt from federal and Ohio state income tax and offer above average total return potential. The Fund's strategy involves purchasing market segments and individual issues that the Sub-Adviser believes are undervalued, while selling those that it believes have become overvalued.

The average effective maturity of the Fund's holdings generally will range from 3 to 15 years.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Economic or political events may take place in Ohio which may make the market value of Ohio obligations decline;

■  The market values of the securities acquired by the Fund may decline;

■  The portfolio manager may not execute the Fund's principal investment strategies effectively;

■  Interest rates may rise or the rate of inflation may increase;

■  An issuer's credit quality may be downgraded or an issuer may default on its securities;

■  The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities;

■  The average life of a mortgage-related security may be shortened or lengthened; or

■  An investment may lose its tax-exempt status or tax laws may change and subject an investment to taxation.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 4.07% (quarter ended September 30, 2009) Lowest -3.80% (quarter ended December 31, 2010)
Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns Victory Ohio Municipal Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	3.90%	2.97%	3.38%
After Taxes on Distributions Class A	3.59%	2.73%	3.19%
After Taxes on Distributions and Sale of Fund Shares Class A	3.71%	2.90%	3.30%
Barclays Capital U.S. 7-Year Municipal Bond Index Index returns reflect no deduction for fees, expenses or taxes.	6.09%	4.76%	4.67%